November 7, 2005

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Mail Stop 3561

Washington, D.C. 20549

Re:	Avicena Group, Inc.

Registration Statement on Form SB-2 filed November 7, 2005

Gentlemen and Ladies:

We transmit for filing on behalf of Avicena Group, Inc. with the Securities and Exchange Commission the Registration Statement on Form SB-2, including exhibits. Please contact the undersigned or Karla Rachwalski of this office with any questions or comments you may have regarding the enclosed filing.

Very truly yours,

Jeffrey Schumacher

for SACHNOFF & WEAVER, LTD.

JS/kjr

Enclosures

cc:	Avicena Group, Inc.